SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
Share options:
Options outstanding, granted in period (in shares)		650,000	0
Options, outstanding (in shares)		1,400,000	1,037,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Outstanding:
Options outstanding, beginning of year (in shares)		1,037,000
Options outstanding, granted in period (in shares)		650,000	0
Options outstanding, lapsed in period (in shares)		(287,000)
Option outstanding, end of year (in shares)		1,400,000	1,037,000
Weighted average exercise price
Weighted average exercise price, options, outstanding, beginning of year (in dollars per share)		$ 15.37
Weighted average exercise price, options, grants in period (in dollars per share)		20.95
Weighted average exercise price, options, lapsed in period (in dollars per share)		26.90
Weighted average exercise price, options, outstanding, end of year (in dollars per share)		$ 15.20	$ 15.37
Weighted average remaining contractual term (years)		1 year 8 months 12 days	1 year
Granted during the year, weighted average remaining contractual term (years)		3 years 2 months 12 days
Options exercisable, outstanding (in shares)		750,000	662,000	755,000
Options exercisable, weighted average exercise price (in dollars per share)		$ 10.22	$ 17.87	$ 24.28
Options exercisable, weighted average remaining contractual term (in years)		4 months 24 days	9 months 18 days	9 months 18 days
Intrinsic value of share options outstanding and exercisable		$ 10,900	$ 7,700	$ 0
Total fair value of share options vested in the year		1,958	1,958	1,595
Compensation cost recognized in the consolidated statement of operations		2,706	1,971	1,434
Share options cost capitalized		$ 173	$ 0	$ 16
LTIP
Share options:
Number of shares authorized for grant (in shares)					138,878
Vesting term		3 years
Term		4 years
Golar scheme
Share options:
Options, outstanding (in shares)		1,400,000	1,000,000	1,500,000
Outstanding:
Options outstanding, beginning of year (in shares)		1,000,000	1,500,000
Option outstanding, end of year (in shares)		1,400,000	1,000,000	1,500,000
Employee stock options
Weighted average assumptions used:
Risk free interest rate	4.10%
Expected volatility of common stock	70.50%
Expected dividend yield	0.00%
Expected term of options	4 years
Weighted average exercise price
Total unrecognized compensation cost		$ 5,900
Weighted average period of recognition for unrecognized compensation cost (in years)		2 years 2 months 12 days
Employee stock options | LTIP
Share options:
Number of shares authorized for grant (in shares)		3,000,000